Inventories	12 Months Ended
Dec. 31, 2014
Inventories
Inventories

NOTE 3 — Inventories

Inventories consist of the following:

	As of
($ in thousands)	December 31, 2014	December 31, 2013

Finished goods	$11,728	$10,310
Work-in-process	7,297	7,492
Raw materials	15,562	19,021
Less: Inventory reserves	(6,700)	(4,597)

Inventories, net	$27,887	$32,226